INCOME TAXES - COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Tax Credit Carryforward [Line Items]
Gross deferred tax assets	$ 74.9	$ 54.3
Statutory valuation allowance adjustment	0.0	0.0
Adjusted gross DTAs amount from Note 9A1(c)	74.9	54.3
Subtotal net admitted deferred tax asset	23.3	30.3
Deferred tax liabilities	9.0	19.8
Net admitted deferred tax assets	14.3	10.5
Change
Gross deferred tax assets	20.6
Statutory valuation allowance adjustment	0.0
Adjusted gross deferred tax assets	20.6
Subtotal net admitted deferred tax asset	27.6
Subtotal net admitted deferred tax asset	(7.0)
Deferred tax liabilities	(10.8)
Net admitted deferred tax assets/(net deferred tax liability)	3.8
Ordinary
Tax Credit Carryforward [Line Items]
Gross deferred tax assets	72.8	54.0
Statutory valuation allowance adjustment	0.0	0.0
Adjusted gross DTAs amount from Note 9A1(c)	72.8	54.0
Subtotal net admitted deferred tax asset	23.3	30.3
Deferred tax liabilities	3.9	16.6
Net admitted deferred tax assets	19.4	13.7
Change
Gross deferred tax assets	18.8
Statutory valuation allowance adjustment	0.0
Adjusted gross deferred tax assets	18.8
Subtotal net admitted deferred tax asset	25.8
Subtotal net admitted deferred tax asset	(7.0)
Deferred tax liabilities	(12.7)
Net admitted deferred tax assets/(net deferred tax liability)	5.7
Capital
Tax Credit Carryforward [Line Items]
Gross deferred tax assets	2.1	0.3
Statutory valuation allowance adjustment	0.0	0.0
Adjusted gross DTAs amount from Note 9A1(c)	2.1	0.3
Subtotal net admitted deferred tax asset	0.0	0.0
Deferred tax liabilities	5.1	3.2
Net admitted deferred tax liabilities	(5.1)	$ (3.2)
Change
Gross deferred tax assets	1.8
Statutory valuation allowance adjustment	0.0
Adjusted gross deferred tax assets	1.8
Subtotal net admitted deferred tax asset	1.8
Subtotal net admitted deferred tax asset	0.0
Deferred tax liabilities	1.9
Net admitted deferred tax assets/(net deferred tax liability)	$ (1.9)